Fair Value Measurements - Company's recurring measurements for assets and liabilities at fair value (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jul. 21, 2023
Convertible notes
Recurring measurements for assets and liabilities at fair value
Balance at the beginning			$ 131,292
Issuance of convertible notes / Additions	$ 5,000		14,000
Change in fair value	87		19,359
Conversion to common shares			$ (164,651)
Balance at the end	5,087
Warrant Liabilities
Recurring measurements for assets and liabilities at fair value
Balance at the beginning	1,447	$ 3,765
Change in fair value	20,903	(2,318)
Warrant cashless exercise	(10,350)
Balance at the end	12,000	1,447
Contingent consideration
Recurring measurements for assets and liabilities at fair value
Balance at the beginning	104,350	157,100
Change in fair value	63,769	(52,750)
Balance at the end	168,119	104,350
Forward Purchase Agreement and Make Whole Derivative
Recurring measurements for assets and liabilities at fair value
Balance at the beginning	41,043	32,677
Change in fair value	(413)	8,366
Termination of forward purchase agreements	(40,380)
Balance at the end	$ 250	$ 41,043